Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital and Reserves [Abstract ]
Schedule of Share Capital Number of Shares

At December 31, 2025 and 2024, the Company’s share capital was represented by the following number of shares. Only one class of shares (common shares) exists and they have no par value.

For the Years ended December 31	2025	2024
Common shares	51,364,520	49,497,334
Total outstanding shares	51,364,520	49,497,334

Schedule of Share Capital
Thousands of $	Share Capital	Issuance Premium
As of January 1, 2024	173,931	153,177
Sept/Oct 2024 – Issuance of 22,209,241 shares (*)	40,739	-
As of December 31, 2024	214,670	153,177
Exosome acquisition – Issuance of 1,867,186 shares	4,539	-
As of December 31, 2025	219,209	153,177
(*) net of expenses

Schedule of Capital Stock and the Issuance Premium

The capital stock and the issuance premium amounted to the following:

For the Years ended December 31 Thousands of $	2025	2024
Share Capital as per statutory accounts	241,249	236,215
Capital increase costs	(22,040)	(22,045)
Share capital under IFRS	219,209	214,670
Issuance premium	153,177	153,177
Share capital and issuance premium	372,386	367,847